CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 45,310	$ 31,137
Cash and due from banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,218	4,697
Interest-bearing deposits in other financial institutions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 41,092	$ 26,440